UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

ALLIANCEBERNSTEIN TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2014

Date of reporting period: August 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Value Fund

Portfolio of Investments

August 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Financials - 18.3%
Banks - 10.3%
Bank Hapoalim BM	58,030	$328,853
Bank of America Corp.	42,280	680,285
Citigroup, Inc.	16,350	844,477
Commerzbank AG (a)	17,690	268,572
Kasikornbank PCL (NVDR)	26,900	189,477
Mitsubishi UFJ Financial Group, Inc.	104,100	599,995
Societe Generale SA	13,790	699,438
Sumitomo Mitsui Financial Group, Inc.	6,900	279,099
UniCredit SpA	68,450	530,864
Wells Fargo & Co.	9,580	492,795

		4,913,855

Capital Markets - 0.6%
Deutsche Bank AG (REG)	8,150	279,432

Consumer Finance - 2.1%
Capital One Financial Corp.	6,200	508,772
SLM Corp.	56,250	498,375

		1,007,147

Insurance - 4.9%
American International Group, Inc.	12,910	723,734
Assurant, Inc.	3,670	244,972
Friends Life Group Ltd.	45,740	233,195
Lincoln National Corp.	10,070	554,253
Muenchener Rueckversicherungs AG	1,400	281,084
PartnerRe Ltd.	2,430	271,407

		2,308,645

Real Estate Management & Development - 0.4%
Aeon Mall Co., Ltd.	9,200	200,896

		8,709,975

Consumer Discretionary - 16.3%
Auto Components - 3.1%
Cie Generale des Etablissements Michelin-Class B	4,515	499,479
Sumitomo Rubber Industries Ltd.	13,000	185,924
TRW Automotive Holdings Corp. (a)	5,214	502,056
Valeo SA	2,420	292,568

		1,480,027

Automobiles - 3.2%
Ford Motor Co.	20,864	363,242
Great Wall Motor Co., Ltd.-Class H	85,500	362,527
Nissan Motor Co., Ltd.	26,500	254,546
Thor Industries, Inc.	2,680	143,943
Volkswagen AG (Preference Shares)	1,737	391,494

		1,515,752

Hotels, Restaurants & Leisure - 0.2%
Bloomin’ Brands, Inc. (a)	6,850	113,984

Company	Shares	U.S. $ Value
Household Durables - 1.0%
PulteGroup, Inc.	24,430	469,544

Media - 3.6%
Comcast Corp.-Class A	3,340	182,798
Liberty Global PLC-Class A (a)	2,174	94,939
Liberty Global PLC-Series C (a)	12,250	513,643
Regal Entertainment Group-Class A	11,820	248,811
Time Warner Cable, Inc.-Class A	1,170	173,078
Twenty-First Century Fox, Inc.-Class A	8,360	296,111
Viacom, Inc.-Class B	2,787	226,165

		1,735,545

Multiline Retail - 2.0%
Dollar General Corp. (a)	9,030	577,829
Macy’s, Inc.	5,610	349,447

		927,276

Specialty Retail - 2.7%
GameStop Corp.-Class A	14,230	600,506
Gap, Inc. (The)	5,850	269,978
Office Depot, Inc. (a)	80,360	411,443

		1,281,927

Textiles, Apparel & Luxury Goods - 0.5%
Kering	1,150	243,799

		7,767,854

Information Technology - 15.3%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc.	11,070	116,788
Harris Corp.	3,430	244,868

		361,656

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc. (a)	4,430	275,768

IT Services - 1.5%
Genpact Ltd. (a)	13,060	227,244
Western Union Co. (The)-Class W	11,698	204,364
Xerox Corp.	21,140	291,944

		723,552

Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (a)(b)	54,960	229,183
Applied Materials, Inc.	18,770	433,681
Micron Technology, Inc. (a)	6,460	210,596
Novatek Microelectronics Corp.	54,000	277,249
Samsung Electronics Co., Ltd.	530	645,323
Sumco Corp. (b)	32,200	278,241

		2,074,273

Software - 4.7%
Electronic Arts, Inc. (a)	17,070	645,929
Microsoft Corp.	18,040	819,557
Oracle Corp.	18,780	779,933

		2,245,419

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	3,220	330,050
Catcher Technology Co., Ltd.	40,000	405,742
Hewlett-Packard Co.	23,860	906,680

		1,642,472

		7,323,140

Health Care - 10.1%
Biotechnology - 1.1%
Actelion Ltd. (REG) (a)	3,230	396,585
Theravance, Inc. (b)	6,011	141,619

		538,204

Health Care Equipment & Supplies - 0.7%
Medtronic, Inc.	5,050	322,442

Health Care Providers & Services - 1.1%
Aetna, Inc.	6,310	518,240

Pharmaceuticals - 7.2%
Astellas Pharma, Inc.	24,200	348,967
Daiichi Sankyo Co., Ltd.	5,200	92,018
GlaxoSmithKline PLC	32,680	798,690
Novartis AG	6,100	548,063
Pfizer, Inc.	30,540	897,571
Roche Holding AG	2,560	747,668

		3,432,977

		4,811,863

Industrials - 9.4%
Aerospace & Defense - 2.4%
Airbus Group NV	11,532	709,599
Safran SA	6,494	425,805

		1,135,404

Air Freight & Logistics - 0.4%
Royal Mail PLC	23,220	172,358

Airlines - 0.6%
Qantas Airways Ltd. (a)	220,420	303,015

Construction & Engineering - 0.6%
URS Corp.	4,890	296,236

Electrical Equipment - 1.2%
Sumitomo Electric Industries Ltd.	38,400	562,947

Industrial Conglomerates - 1.5%
Hutchison Whampoa Ltd.	16,000	208,844
Toshiba Corp.	111,000	489,951

		698,795

Machinery - 1.3%
Dover Corp.	1,640	144,107

Company	Shares	U.S. $ Value
ITT Corp.	3,060	146,452
Terex Corp.	9,320	348,661

		639,220

Marine - 0.4%
Nippon Yusen KK	68,000	200,172

Road & Rail - 0.3%
East Japan Railway Co.	1,500	116,615

Trading Companies & Distributors - 0.7%
Mitsubishi Corp.	16,700	345,533

		4,470,295

Energy - 8.4%
Energy Equipment & Services - 1.4%
Halliburton Co.	6,400	432,704
Petroleum Geo-Services ASA	14,710	110,873
Subsea 7 SA	8,160	135,738

		679,315

Oil, Gas & Consumable Fuels - 7.0%
BG Group PLC	13,310	265,316
Hess Corp.	8,371	846,308
JX Holdings, Inc.	94,500	486,277
Occidental Petroleum Corp.	3,620	375,503
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	9,360	378,199
Total SA	10,440	688,920
Valero Energy Corp.	5,581	302,155

		3,342,678

		4,021,993

Telecommunication Services - 8.3%
Diversified Telecommunication Services - 5.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	132,550	250,134
Nippon Telegraph & Telephone Corp.	10,300	691,854
Orange SA	39,080	591,554
Vivendi SA (a)	25,930	675,195
Ziggo NV	3,750	178,467

		2,387,204

Wireless Telecommunication Services - 3.3%
China Mobile Ltd.	49,000	608,534
Turkcell Iletisim Hizmetleri AS (a)	37,750	221,493
Vodafone Group PLC	214,801	738,245

		1,568,272

		3,955,476

Consumer Staples - 6.9%
Beverages - 0.7%
Asahi Group Holdings Ltd.	6,500	205,140
Carlsberg A/S-Class B	1,400	127,999

		333,139

Company	Shares	U.S. $ Value
Food & Staples Retailing - 3.3%
CVS Caremark Corp.	2,330	185,119
Koninklijke Ahold NV	28,600	488,623
Kroger Co. (The)	17,434	888,785

		1,562,527

Food Products - 0.4%
Dean Foods Co.	12,630	204,353

Tobacco - 2.5%
Imperial Tobacco Group PLC	13,240	577,859
Philip Morris International, Inc.	7,010	599,916

		1,177,775

		3,277,794

Materials - 3.8%
Chemicals - 2.5%
Arkema SA	7,040	528,696
Incitec Pivot Ltd.	77,400	224,343
LyondellBasell Industries NV-Class A	1,950	222,983
Teijin Ltd.	92,000	225,545

		1,201,567

Metals & Mining - 1.3%
Dowa Holdings Co., Ltd.	17,000	152,459
Rio Tinto PLC	8,970	479,628

		632,087

		1,833,654

Utilities - 2.1%
Electric Utilities - 1.5%
Edison International	3,560	210,538
EDP - Energias de Portugal SA	108,300	524,744

		735,282

Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	10,510	261,068

		996,350

Total Common Stocks (cost $39,578,764)		47,168,394

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.07% (c)(d) (cost $197,004)	197,004	197,004

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.3% (cost $39,775,768)		47,365,398

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%
Investment Companies - 1.4%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c)(d) (cost $652,389)	652,389	652,389

Total Investments - 100.7% (cost $40,428,157) (e)		48,017,787
Other assets less liabilities - (0.7)% (f)		(313,230)

Net Assets - 100.0%		$47,704,557

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	4	September 2014	$171,819	$166,346	$(5,473)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	AUD	375	USD	347	11/14/14	$(1,233)
BNP Paribas SA	USD	1,950	SEK	13,455	11/14/14	(24,916)
Citibank, NA	CHF	678	USD	745	11/14/14	6,313
Citibank, NA	JPY	167,532	USD	1,638	11/14/14	26,877
Goldman Sachs Bank USA	JPY	441,090	USD	4,338	11/14/14	96,569
Goldman Sachs Bank USA	USD	1,402	NOK	8,752	11/14/14	6,504
Royal Bank of Scotland PLC	KRW	574,311	USD	552	11/14/14	(12,095)
State Street Bank & Trust Co.	CHF	733	USD	809	11/14/14	10,329
State Street Bank & Trust Co.	EUR	204	USD	273	11/14/14	5,112
State Street Bank & Trust Co.	USD	280	JPY	28,610	11/14/14	(4,837)
UBS AG	USD	586	GBP	349	11/14/14	(6,489)

						$102,134

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(e)	As of August 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,583,316 and gross unrealized depreciation of investments was $(993,686), resulting in net unrealized appreciation of $7,589,630.
(f)	An amount of U.S. $14,897 has been segregated to collateralize margin requirements for the open futures contracts at August 31, 2014.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

NVDR	-	Non Voting Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

August 31, 2014 (unaudited)

48.2%	United States
12.1%	Japan
11.3%	France
8.2%	United Kingdom
3.6%	Switzerland
2.6%	Germany
2.2%	Netherlands
2.0%	China
1.4%	Taiwan
1.4%	South Korea
1.2%	Israel
1.1%	Italy
1.1%	Australia
3.2%	Other
0.4%	Short-Term

100.0%	Total Investments

*	All data are as of August 31, 2014. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Denmark, Hong Kong, Norway, Portugal, Thailand and Turkey.

AllianceBernstein Global Value Fund

August 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stock:
Financials	$4,819,070		$3,890,905		$	– 0	–	$8,709,975
Consumer Discretionary	5,537,517		2,230,337			– 0	–	7,767,854
Information Technology	5,716,585		1,606,555			– 0	–	7,323,140
Health Care	1,879,872		2,931,991			– 0	–	4,811,863
Industrials	935,456		3,534,839			– 0	–	4,470,295
Energy	2,092,408		1,929,585			– 0	–	4,021,993
Telecommunication Services	– 0	–	3,955,476			– 0	–	3,955,476
Consumer Staples	1,878,173		1,399,621			– 0	–	3,277,794
Materials	222,983		1,610,671			– 0	–	1,833,654
Utilities	471,606		524,744			– 0	–	996,350
Short-Term Investments	197,004		– 0	–		– 0	–	197,004
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	652,389		– 0	–		– 0	–	652,389

Total Investments in Securities	24,403,063		23,614,724	+		– 0	–	48,017,787
Other Financial Instruments**:
Assets:
Forward Currency Exchange Contracts	– 0	–	151,704			– 0	–	151,704
Liabilities:
Futures	– 0	–	(5,473)			– 0	–	(5,473)
Forward Currency Exchange Contracts	– 0	–	(49,570)			– 0	–	(49,570)

Total^	$24,403,063		$23,711,385		$	– 0	–	$48,114,448

**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein International Value Fund

Portfolio of Investments

August 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Financials - 23.0%
Banks - 12.8%
Banco do Brasil SA	131,800	$2,060,166
Bank Hapoalim BM	450,490	2,552,900
Commerzbank AG (a)	146,650	2,226,461
Credit Agricole SA	127,777	1,896,269
Danske Bank A/S	182,620	5,142,122
Itausa-Investimentos Itau SA (Preference Shares)	372,200	1,812,366
Kasikornbank PCL (NVDR)	276,100	1,944,784
KBC Groep NV (a)	71,280	4,064,125
Lloyds Banking Group PLC (a)	6,222,420	7,887,662
Mitsubishi UFJ Financial Group, Inc.	988,800	5,699,084
Shinhan Financial Group Co., Ltd.	36,600	1,896,049
Societe Generale SA	131,272	6,658,206
State Bank of India	31,330	1,274,473
Sumitomo Mitsui Financial Group, Inc.	108,300	4,380,634
UniCredit SpA	1,055,920	8,189,181

		57,684,482

Capital Markets - 1.1%
Deutsche Bank AG (REG)	145,211	4,978,721

Diversified Financial Services - 2.5%
ING Groep NV (a)	227,965	3,137,447
ORIX Corp.	531,300	8,034,507

		11,171,954

Insurance - 4.0%
AIA Group Ltd.	721,600	3,935,013
Aviva PLC	275,500	2,384,409
Direct Line Insurance Group PLC	495,040	2,456,925
Friends Life Group Ltd.	424,290	2,163,147
Muenchener Rueckversicherungs AG	23,410	4,700,120
Suncorp Group Ltd.	160,190	2,160,451

		17,800,065

Real Estate Management & Development - 2.6%
Aeon Mall Co., Ltd.	105,900	2,312,487
China Overseas Land & Investment Ltd.	544,000	1,529,304
Country Garden Holdings Co., Ltd.	4,731,000	2,085,384
Lend Lease Group	308,526	4,125,356
Wharf Holdings Ltd. (The)	217,000	1,699,423

		11,751,954

		103,387,176

Industrials - 13.8%
Aerospace & Defense - 4.6%
Airbus Group NV	174,587	10,742,863
MTU Aero Engines AG	27,950	2,444,291
Safran SA	89,600	5,874,983
Thales SA	30,600	1,709,561

		20,771,698

Company	Shares	U.S. $ Value
Air Freight & Logistics - 0.5%
Royal Mail PLC	300,630	2,231,525

Airlines - 1.5%
Japan Airlines Co., Ltd.	30,500	1,715,315
Qantas Airways Ltd. (a)	2,125,583	2,922,078
Turk Hava Yollari (a)	715,270	2,267,605

		6,904,998

Building Products - 0.3%
Asahi Glass Co., Ltd.	289,000	1,566,003

Electrical Equipment - 1.2%
Sumitomo Electric Industries Ltd.	366,400	5,371,456

Industrial Conglomerates - 1.1%
Bidvest Group Ltd. (The)	57,140	1,508,353
Hutchison Whampoa Ltd.	250,000	3,263,186

		4,771,539

Machinery - 0.9%
JTEKT Corp.	239,500	3,814,767

Marine - 1.5%
AP Moeller - Maersk A/S-Class B	962	2,416,724
Nippon Yusen KK	1,470,000	4,327,251

		6,743,975

Road & Rail - 0.9%
Central Japan Railway Co.	29,600	4,150,303

Trading Companies & Distributors - 1.3%
Mitsubishi Corp.	181,000	3,744,996
Rexel SA	96,475	1,921,757

		5,666,753

		61,993,017

Consumer Discretionary - 13.1%
Auto Components - 4.2%
Cie Generale des Etablissements Michelin-Class B	58,262	6,445,321
GKN PLC	253,900	1,480,509
Plastic Omnium SA	80,066	2,113,961
Valeo SA	72,150	8,722,633

		18,762,424

Automobiles - 4.6%
Bayerische Motoren Werke AG	27,090	3,161,602
Great Wall Motor Co., Ltd.-Class H	618,000	2,620,370
Honda Motor Co., Ltd.	201,500	6,840,165
Renault SA	27,510	2,155,786
Tata Motors Ltd.	218,790	1,895,378
Volkswagen AG (Preference Shares)	18,460	4,160,606

		20,833,907

Hotels, Restaurants & Leisure - 1.2%
Melco Crown Entertainment Ltd. (ADR)	98,270	2,786,937
William Hill PLC	414,184	2,408,656

		5,195,593

Company	Shares	U.S. $ Value
Media - 1.2%
Liberty Global PLC-Series C (a)	129,690	5,437,902

Specialty Retail - 1.5%
Kingfisher PLC	342,360	1,728,323
Shimamura Co., Ltd.	22,600	2,037,420
Yamada Denki Co., Ltd. (b)	915,200	2,940,244

		6,705,987

Textiles, Apparel & Luxury Goods - 0.4%
Kering	8,660	1,835,910

		58,771,723

Health Care - 10.5%
Biotechnology - 1.7%
Actelion Ltd. (REG) (a)	62,060	7,619,831

Pharmaceuticals - 8.8%
Astellas Pharma, Inc.	342,800	4,943,212
GlaxoSmithKline PLC	430,950	10,532,301
Novartis AG	100,570	9,035,853
Richter Gedeon Nyrt	87,570	1,408,076
Roche Holding AG	40,480	11,822,504
Teva Pharmaceutical Industries Ltd.	37,570	1,972,690

		39,714,636

		47,334,467

Telecommunication Services - 8.7%
Diversified Telecommunication Services - 5.6%
Bezeq The Israeli Telecommunication Corp., Ltd.	829,816	1,565,940
Hellenic Telecommunications Organization SA (a)	110,830	1,590,983
Nippon Telegraph & Telephone Corp.	99,400	6,676,726
Orange SA	496,440	7,514,607
Telenor ASA	85,020	1,953,006
Vivendi SA (a)	130,143	3,388,811
Ziggo NV (b)	57,280	2,726,029

		25,416,102

Wireless Telecommunication Services - 3.1%
China Mobile Ltd.	246,000	3,055,087
Turkcell Iletisim Hizmetleri AS (a)	305,780	1,794,124
Vodafone Group PLC	2,599,866	8,935,428

		13,784,639

		39,200,741

Materials - 7.8%
Chemicals - 5.0%
Arkema SA	46,360	3,481,584
BASF SE	16,300	1,680,422
Denki Kagaku Kogyo KK	644,000	2,182,066
Incitec Pivot Ltd.	760,220	2,203,491
JSR Corp.	307,300	5,342,662

Company	Shares	U.S. $ Value
Koninklijke DSM NV	72,061	4,814,506
Mitsubishi Gas Chemical Co., Inc.	429,000	2,777,222

		22,481,953

Metals & Mining - 2.1%
Dowa Holdings Co., Ltd.	176,700	1,584,676
MMC Norilsk Nickel OJSC (ADR)	82,160	1,607,871
Rio Tinto PLC	113,340	6,060,312

		9,252,859

Paper & Forest Products - 0.7%
Mondi PLC	185,622	3,188,993

		34,923,805

Energy - 7.3%
Energy Equipment & Services - 0.6%
Aker Solutions ASA	179,780	2,734,273

Oil, Gas & Consumable Fuels - 6.7%
BG Group PLC	274,560	5,472,965
China Petroleum & Chemical Corp.-Class H	1,970,000	1,992,166
JX Holdings, Inc.	1,395,500	7,180,941
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	148,203	5,988,281
Total SA	141,630	9,345,951

		29,980,304

		32,714,577

Information Technology - 6.8%
IT Services - 1.1%
Cap Gemini SA	34,040	2,421,785
Fujitsu Ltd.	349,000	2,396,952

		4,818,737

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Semiconductor Engineering, Inc.	1,944,000	2,444,221
ASM International NV	59,000	2,292,943
Novatek Microelectronics Corp.	446,000	2,289,873
Samsung Electronics Co., Ltd.	2,600	3,165,736
Sumco Corp. (b)	304,600	2,632,054
Tokyo Electron Ltd.	36,800	2,578,698

		15,403,525

Technology Hardware, Storage & Peripherals - 2.3%
Asustek Computer, Inc.	246,000	2,574,305
Casetek Holdings Ltd.	345,000	2,091,003
Catcher Technology Co., Ltd.	549,000	5,568,814

		10,234,122

		30,456,384

Consumer Staples - 4.8%
Beverages - 1.1%
Asahi Group Holdings Ltd.	55,800	1,761,050
Carlsberg A/S-Class B	33,140	3,029,924

		4,790,974

Company	Shares	U.S. $ Value
Food & Staples Retailing - 1.4%
Koninklijke Ahold NV	382,492	6,534,767

Food Products - 0.4%
Danone SA	25,354	1,770,519

Household Products - 0.8%
Reckitt Benckiser Group PLC	40,760	3,556,947

Tobacco - 1.1%
Imperial Tobacco Group PLC	119,620	5,220,809

		21,874,016

Utilities - 2.8%
Electric Utilities - 2.8%
EDP - Energias de Portugal SA	1,043,256	5,054,865
Electricite de France SA	84,180	2,736,688
Enel SpA	589,396	3,121,835
Light SA	164,000	1,802,278

		12,715,666

Total Common Stocks (cost $395,190,027)		443,371,572

WARRANTS - 0.4%
Financials - 0.4%
Real Estate Management & Development - 0.4%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a) (cost $852,927)	582,065	1,624,330

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.07% (c)(d) (cost $1,606,447)	1,606,447	1,606,447

Total Investments Before Security Lending Collateral for Securities Loaned - 99.3% (cost $397,649,401)		446,602,349

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
Investment Companies - 1.3%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c)(d) (cost $5,645,932)	5,645,932	5,645,932

Company	U.S. $ Value
Total Investments - 100.6% (cost $403,295,333) (e)	452,248,281
Other assets less liabilities - (0.6)% (f)	(2,710,390)

Net Assets - 100.0%	$449,537,891

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
TOPIX Index Futures	14	September 2014	$1,663,358	$1,716,949	$53,591

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	121,015	USD	1,190	9/17/14	$26,646
Barclays Bank PLC	USD	23,312	SEK	156,253	9/17/14	(957,047)
BNP Paribas SA	JPY	5,804,637	USD	57,087	9/17/14	1,291,470
BNP Paribas SA	USD	3,639	AUD	3,939	12/15/14	13,129
Citibank, NA	USD	3,651	AUD	3,926	9/17/14	11,743
Citibank, NA	CHF	1,417	USD	1,558	12/15/14	12,915
Citibank, NA	USD	3,368	EUR	2,522	12/15/14	(52,108)
Credit Suisse International	CHF	21,728	USD	24,171	9/17/14	500,664
Credit Suisse International	NOK	52,440	USD	8,514	9/17/14	56,987
Credit Suisse International	USD	1,775	RUB	63,962	9/17/14	(53,389)
Deutsche Bank AG	USD	1,104	HKD	8,556	9/17/14	29
Goldman Sachs Bank USA	USD	1,423	CNY	8,772	9/17/14	2,613
Goldman Sachs Bank USA	USD	9,171	JPY	930,370	9/17/14	(228,121)
Goldman Sachs Bank USA	USD	16,807	NZD	19,391	9/17/14	(609,057)
Goldman Sachs Bank USA	CNY	6,915	USD	1,117	12/15/14	(1,355)
Goldman Sachs Bank USA	KRW	5,760,953	USD	5,532	12/15/14	(121,087)
HSBC Bank USA	CNY	48,615	USD	7,882	9/17/14	(16,016)
HSBC Bank USA	HKD	98,990	USD	12,772	9/17/14	(1,348)
HSBC Bank USA	JPY	1,052,599	USD	10,286	9/17/14	168,154
HSBC Bank USA	USD	13,997	GBP	8,245	9/17/14	(310,494)
Morgan Stanley & Co., Inc.	USD	17,143	CHF	15,278	9/17/14	(499,477)
Northern Trust Co.	EUR	1,290	USD	1,757	9/17/14	61,412
Royal Bank of Scotland PLC	NZD	19,391	USD	16,536	9/17/14	338,450
Royal Bank of Scotland PLC	USD	18,156	GBP	10,805	9/17/14	(219,789)
Standard Chartered Bank	CNY	20,092	USD	3,233	9/17/14	(31,725)
Standard Chartered Bank	HKD	11,755	USD	1,516	9/17/14	(442)
Standard Chartered Bank	RUB	63,962	USD	1,823	9/17/14	101,229
Standard Chartered Bank	USD	1,110	HKD	8,599	9/17/14	60
State Street Bank & Trust Co.	SEK	10,744	USD	1,559	9/17/14	21,964
State Street Bank & Trust Co.	USD	17,130	EUR	12,559	9/17/14	(626,536)
State Street Bank & Trust Co.	USD	1,161	HKD	8,996	9/17/14	78
UBS AG	USD	10,021	JPY	1,025,539	9/17/14	(163,636)
UBS AG	USD	19,234	NOK	115,408	9/17/14	(622,662)

						$(1,906,746)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	As of August 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $62,765,442 and gross unrealized depreciation of investments was $(13,812,494), resulting in net unrealized appreciation of $48,952,948.
(f)	An amount of U.S. $46,552 has been segregated to collateralize margin requirements for the open futures contracts at August 31, 2014.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
TOPIX	-	Tokyo Price Index

Country Breakdown*

August 31, 2014 (unaudited)

21.7%	Japan
18.1%	France
15.9%	United Kingdom
6.4%	Switzerland
5.7%	Netherlands
5.2%	Germany
3.3%	Taiwan
2.6%	Hong Kong
2.6%	Australia
2.5%	Italy
2.5%	China
2.4%	Denmark
1.4%	Israel
9.3%	Other
0.4%	Short-Term

100.0%	Total Investments

*	All data are as of August 31, 2014. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding securities lending collateral) and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Belgium, Brazil, Greece, Hungary, India, Norway, Portugal, Russia, South Africa, South Korea, Thailand, Turkey, United Arab Emirates and United States.

AllianceBernstein International Value Fund

August 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stock:
Financials	$3,872,532		$99,514,644		$	– 0	–	$103,387,176
Industrials	– 0	–	61,993,017			– 0	–	61,993,017
Consumer Discretionary	8,224,839		50,546,884			– 0	–	58,771,723
Health Care	– 0	–	47,334,467			– 0	–	47,334,467
Telecommunication Services	– 0	–	39,200,741			– 0	–	39,200,741
Materials	1,607,871		33,315,934			– 0	–	34,923,805
Energy	– 0	–	32,714,577			– 0	–	32,714,577
Information Technology	– 0	–	30,456,384			– 0	–	30,456,384
Consumer Staples	– 0	–	21,874,016			– 0	–	21,874,016
Utilities	1,802,278		10,913,388			– 0	–	12,715,666
Warrants	– 0	–	1,624,330			– 0	–	1,624,330
Short-Term Investments	1,606,447		– 0	–		– 0	–	1,606,447
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,645,932		– 0	–		– 0	–	5,645,932

Total Investments in Securities	22,759,899		429,488,382	+		– 0	–	452,248,281
Other Financial Instruments*:
Assets:
Futures	– 0	–	53,591			– 0	–	53,591
Forward Currency Exchange Contracts	– 0	–	2,607,543			– 0	–	2,607,543
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(4,514,289)			– 0	–	(4,514,289)

Total++	$22,759,899		$427,635,227		$	– 0	–	$450,395,126

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value

.	Rights^			Warrants			Total
Balance as of 11/30/13	$	– 0	–		$2,026,616			$2,026,616
Accrued discounts/(premiums)		– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–		– 0	–
Purchases		– 0	–		– 0	–		– 0	–
Sales		– 0	–		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		(2,026,616)			(2,026,616)

Balance as of 8/31/14	$	– 0	–	$	– 0	–	$	– 0	– +

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/14	$	– 0	–	$	– 0	–	$	– 0	–

^	The security which had zero market value at year end is no longer held by the Fund.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Discovery Value Fund

Portfolio of Investments

August 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Financials - 28.6%
Banks - 9.1%
Associated Banc-Corp	1,220,115	$22,181,691
Comerica, Inc.	648,250	32,632,905
First Niagara Financial Group, Inc.	2,131,170	18,541,179
Huntington Bancshares, Inc./OH	3,169,380	31,202,546
PacWest Bancorp	412,949	17,319,081
Popular, Inc. (a)	893,179	27,652,822
Susquehanna Bancshares, Inc.	1,880,993	19,411,848
Webster Financial Corp.	608,470	17,949,865
Zions Bancorporation	1,123,409	32,736,138

		219,628,075

Capital Markets - 1.0%
E*Trade Financial Corp. (a)	1,060,900	23,615,634

Consumer Finance - 0.8%
SLM Corp.	2,269,520	20,107,947

Insurance - 9.0%
American Financial Group, Inc./OH	571,460	34,270,456
Aspen Insurance Holdings Ltd.	794,870	33,797,872
Assurant, Inc.	346,760	23,146,230
CNO Financial Group, Inc.	1,872,010	33,415,379
PartnerRe Ltd.	305,190	34,086,671
Unum Group	775,370	28,122,670
Validus Holdings Ltd.	834,550	32,639,251

		219,478,529

Real Estate Investment Trusts (REITs) - 8.4%
Camden Property Trust	281,430	21,062,221
DDR Corp.	1,618,630	29,491,439
DiamondRock Hospitality Co.	2,149,430	28,630,408
LTC Properties, Inc.	731,130	29,939,773
Medical Properties Trust, Inc.	2,166,640	30,527,958
Mid-America Apartment Communities, Inc.	320,670	23,190,854
Parkway Properties, Inc./MD	1,211,595	25,140,596
STAG Industrial, Inc.	687,120	16,099,222

		204,082,471

Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (a)	374,420	7,885,285

		694,797,941

Information Technology - 21.5%
Communications Equipment - 2.7%
Brocade Communications Systems, Inc.	2,079,340	21,937,037
Finisar Corp. (a)	746,820	15,167,914
Harris Corp.	392,750	28,038,423

		65,143,374

Electronic Equipment, Instruments & Components - 9.0%
Anixter International, Inc.	202,660	18,083,352
Arrow Electronics, Inc. (a)	588,269	36,619,745
Avnet, Inc.	757,290	33,706,978
CDW Corp./DE	771,670	25,495,977

Company	Shares	U.S. $ Value
Insight Enterprises, Inc. (a)	777,603	20,404,303
Jabil Circuit, Inc.	1,560,480	33,675,158
TTM Technologies, Inc. (a)	1,922,870	14,709,955
Vishay Intertechnology, Inc.	2,245,890	35,934,240

		218,629,708

IT Services - 3.6%
Amdocs Ltd.	599,380	28,230,798
Booz Allen Hamilton Holding Corp.	1,006,414	22,322,263
Convergys Corp.	757,352	14,541,158
Genpact Ltd. (a)	1,342,440	23,358,456

		88,452,675

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)(b)	3,361,990	14,019,498
Entegris, Inc. (a)	1,315,472	15,969,830
Lam Research Corp.	409,530	29,449,303
Teradyne, Inc.	1,321,800	27,215,862

		86,654,493

Software - 1.4%
Electronic Arts, Inc. (a)	924,690	34,990,269

Technology Hardware, Storage & Peripherals - 1.2%
NCR Corp. (a)	875,570	29,909,471

		523,779,990

Consumer Discretionary - 16.0%
Auto Components - 5.4%
Dana Holding Corp.	1,219,300	28,324,339
Lear Corp.	320,840	32,446,549
Tenneco, Inc. (a)	530,320	33,982,905
TRW Automotive Holdings Corp. (a)	372,220	35,841,064

		130,594,857

Automobiles - 0.8%
Thor Industries, Inc.	349,860	18,790,981

Hotels, Restaurants & Leisure - 1.8%
Bloomin’ Brands, Inc. (a)	1,455,840	24,225,178
DineEquity, Inc.	244,390	20,333,248

		44,558,426

Household Durables - 3.1%
Helen of Troy Ltd. (a)	375,130	21,840,069
Meritage Homes Corp. (a)	712,318	29,397,364
PulteGroup, Inc.	1,253,280	24,088,041

		75,325,474

Specialty Retail - 4.3%
Brown Shoe Co., Inc.	548,720	16,373,805
Children’s Place, Inc. (The)	538,090	28,927,718
GameStop Corp.-Class A (b)	590,660	24,925,852
Office Depot, Inc. (a)	6,650,750	34,051,840

		104,279,215

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 0.6%
CROCS, Inc. (a)	1,034,500	15,983,025

		389,531,978

Industrials - 12.3%
Aerospace & Defense - 1.2%
Spirit Aerosystems Holdings, Inc.-Class A (a)	770,340	29,542,539

Construction & Engineering - 3.9%
Aecom Technology Corp. (a)	712,330	26,954,567
Granite Construction, Inc.	464,600	16,386,442
Tutor Perini Corp. (a)	793,310	23,704,103
URS Corp.	458,410	27,770,478

		94,815,590

Electrical Equipment - 0.8%
General Cable Corp.	918,200	19,713,754

Machinery - 3.0%
ITT Corp.	561,997	26,897,176
Kennametal, Inc.	503,730	22,572,141
Terex Corp.	602,950	22,556,360

		72,025,677

Road & Rail - 2.5%
Con-way, Inc.	570,801	29,253,552
Ryder System, Inc.	356,480	32,204,403

		61,457,955

Trading Companies & Distributors - 0.9%
WESCO International, Inc. (a)	251,060	21,086,529

		298,642,044

Utilities - 6.3%
Electric Utilities - 2.4%
PNM Resources, Inc.	1,090,113	28,571,862
Westar Energy, Inc.	832,740	30,753,088

		59,324,950

Gas Utilities - 3.9%
Atmos Energy Corp.	519,490	26,265,414
Southwest Gas Corp.	621,860	32,467,311
UGI Corp.	674,665	35,743,752

		94,476,477

		153,801,427

Materials - 5.0%
Chemicals - 2.0%
A Schulman, Inc.	438,160	17,013,753
Huntsman Corp.	1,134,020	30,493,798

		47,507,551

Company	Shares	U.S. $ Value
Containers & Packaging - 1.7%
Avery Dennison Corp.	490,220	23,594,288
Graphic Packaging Holding Co. (a)	1,433,210	18,330,756

		41,925,044

Metals & Mining - 1.3%
Commercial Metals Co.	99,286	1,715,662
Steel Dynamics, Inc.	1,297,980	30,165,055

		31,880,717

		121,313,312

Health Care - 3.9%
Biotechnology - 0.4%
Theravance, Inc. (b)	375,420	8,844,895

Health Care Providers & Services - 3.5%
Health Net, Inc./CA (a)	436,510	20,603,272
LifePoint Hospitals, Inc. (a)	455,617	34,080,152
Molina Healthcare, Inc. (a)	350,530	16,769,355
WellCare Health Plans, Inc. (a)	219,598	14,462,724

		85,915,503

		94,760,398

Energy - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Bill Barrett Corp. (a)	1,372,360	31,248,637
Rosetta Resources, Inc. (a)	637,890	31,894,500
SM Energy Co.	282,350	25,140,444
Stone Energy Corp. (a)	129,413	4,554,044

		92,837,625

Consumer Staples - 1.4%
Food Products - 1.4%
Dean Foods Co. (b)	2,093,390	33,871,050

Total Common Stocks (cost $1,924,321,623)		2,403,335,765

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.07% (c)(d) (cost $23,826,617)	23,826,617	23,826,617

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $1,948,148,240)		2,427,162,382

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%
Investment Companies - 2.1%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c)(d) (cost $50,228,468)	50,228,468	50,228,468

Total Investments - 101.9% (cost $1,998,376,708) (e)		2,477,390,850
Other assets less liabilities - (1.9)%		(46,001,070)

Net Assets - 100.0%		$2,431,389,780

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	As of August 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $517,953,907 and gross unrealized depreciation of investments was $(38,939,765), resulting in net unrealized appreciation of $479,014,142.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Discovery Value Portfolio

August 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$2,403,335,765		$	– 0	–	$	– 0	–	$2,403,335,765
Short-Term Investments	23,826,617			– 0	–		– 0	–	23,826,617
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	50,228,468			– 0	–		– 0	–	50,228,468

Total Investments in Securities	2,477,390,850			– 0	–		– 0	–	2,477,390,850
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$2,477,390,850		$	– 0	–	$	– 0	–	$2,477,390,850

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Value Fund

Portfolio of Investments

August 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Financials - 26.1%
Banks - 10.5%
Bank of America Corp.	719,800	$11,581,582
Citigroup, Inc.	148,200	7,654,530
Comerica, Inc.	45,300	2,280,402
Fifth Third Bancorp	25,700	524,409
JPMorgan Chase & Co.	157,300	9,351,485
KeyCorp	38,700	526,707
PNC Financial Services Group, Inc. (The)	10,700	906,825
Regions Financial Corp.	79,700	808,955
US Bancorp/MN	17,400	735,672
Wells Fargo & Co.	202,200	10,401,168

		44,771,735

Capital Markets - 0.7%
Goldman Sachs Group, Inc. (The)	10,800	1,934,388
State Street Corp.	17,100	1,231,713

		3,166,101

Consumer Finance - 3.3%
Capital One Financial Corp.	78,500	6,441,710
Discover Financial Services	72,500	4,521,825
SLM Corp.	355,800	3,152,388

		14,115,923

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc.-Class B (a)	25,800	3,541,050
Voya Financial, Inc.	86,600	3,385,194

		6,926,244

Insurance - 10.0%
Allstate Corp. (The)	55,600	3,418,844
American Financial Group, Inc./OH	55,000	3,298,350
American International Group, Inc.	136,100	7,629,766
AON PLC	50,100	4,366,716
Assurant, Inc.	51,800	3,457,650
Chubb Corp. (The)	46,200	4,248,090
Lincoln National Corp.	137,600	7,573,504
PartnerRe Ltd.	44,800	5,003,712
Travelers Cos., Inc. (The)	17,700	1,676,367
Unum Group	12,800	464,256
XL Group PLC	46,300	1,582,534

		42,719,789

		111,699,792

Energy - 13.9%
Energy Equipment & Services - 1.9%
Halliburton Co.	70,600	4,773,266
Helmerich & Payne, Inc.	4,000	420,200
Nabors Industries Ltd.	114,600	3,118,266

		8,311,732

Oil, Gas & Consumable Fuels - 12.0%
Chesapeake Energy Corp.	27,800	756,160
Chevron Corp.	66,100	8,556,645

Company	Shares	U.S. $ Value
Exxon Mobil Corp.	153,300	15,247,218
Hess Corp.	86,900	8,785,590
Marathon Oil Corp.	26,500	1,104,785
Murphy Oil Corp.	55,400	3,460,838
Occidental Petroleum Corp.	75,100	7,790,123
SM Energy Co.	12,500	1,113,000
Valero Energy Corp.	79,300	4,293,302

		51,107,661

		59,419,393

Information Technology - 13.6%
Communications Equipment - 2.1%
Brocade Communications Systems, Inc.	353,800	3,732,590
Cisco Systems, Inc.	72,700	1,816,773
Harris Corp.	44,200	3,155,438

		8,704,801

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc. (a)	37,600	2,340,600

IT Services - 1.9%
Amdocs Ltd.	16,400	772,440
Booz Allen Hamilton Holding Corp.	47,197	1,046,829
Xerox Corp.	457,200	6,313,932

		8,133,201

Semiconductors & Semiconductor Equipment - 3.3%
Applied Materials, Inc.	169,600	3,918,608
Intel Corp.	195,500	6,826,860
Micron Technology, Inc. (a)	91,000	2,966,600
NVIDIA Corp.	27,700	538,765

		14,250,833

Software - 3.2%
Electronic Arts, Inc. (a)	135,100	5,112,184
Microsoft Corp.	189,900	8,627,157

		13,739,341

Technology Hardware, Storage & Peripherals - 2.5%
Hewlett-Packard Co.	283,500	10,773,000

		57,941,776

Health Care - 13.4%
Biotechnology - 1.2%
Gilead Sciences, Inc. (a)	43,600	4,690,488
Theravance, Inc. (b)	23,000	541,880

		5,232,368

Health Care Equipment & Supplies - 1.1%
Medtronic, Inc.	73,900	4,718,515

Health Care Providers & Services - 3.7%
Aetna, Inc.	60,700	4,985,291
UnitedHealth Group, Inc.	33,000	2,860,440
WellPoint, Inc.	67,400	7,852,774

		15,698,505

Company	Shares	U.S. $ Value
Pharmaceuticals - 7.4%
Johnson & Johnson	120,100	12,457,973
Merck & Co., Inc.	85,400	5,133,394
Pfizer, Inc.	473,000	13,901,470

		31,492,837

		57,142,225

Consumer Discretionary - 12.4%
Auto Components - 1.6%
Lear Corp.	14,900	1,506,837
Magna International, Inc. (New York)-Class A	9,800	1,112,006
TRW Automotive Holdings Corp. (a)	42,100	4,053,809

		6,672,652

Automobiles - 1.4%
Ford Motor Co.	346,500	6,032,565

Household Durables - 0.8%
PulteGroup, Inc.	182,300	3,503,806

Media - 2.7%
Liberty Global PLC-Class A (a)	20,501	895,279
Liberty Global PLC-Series C (a)	94,301	3,954,041
Time Warner, Inc.	33,200	2,557,396
Twenty-First Century Fox, Inc.-Class A	111,200	3,938,704

		11,345,420

Multiline Retail - 2.1%
Dillard’s, Inc.-Class A	17,000	1,943,440
Dollar General Corp. (a)	54,000	3,455,460
Macy’s, Inc.	55,400	3,450,866

		8,849,766

Specialty Retail - 3.8%
Foot Locker, Inc.	69,200	3,882,812
GameStop Corp.-Class A	107,500	4,536,500
Gap, Inc. (The)	46,800	2,159,820
Office Depot, Inc. (a)	690,500	3,535,360
TJX Cos., Inc. (The)	38,000	2,265,180

		16,379,672

		52,783,881

Industrials - 6.0%
Aerospace & Defense - 1.0%
Alliant Techsystems, Inc.	17,400	2,192,400
L-3 Communications Holdings, Inc.	3,600	395,820
Northrop Grumman Corp.	14,800	1,882,856

		4,471,076

Air Freight & Logistics - 0.2%
FedEx Corp.	4,800	709,824

Company	Shares	U.S. $ Value
Airlines - 0.6%
Delta Air Lines, Inc.	59,500	2,355,010

Industrial Conglomerates - 1.6%
General Electric Co.	268,300	6,970,434

Machinery - 2.6%
Caterpillar, Inc.	31,900	3,479,333
Dover Corp.	37,800	3,321,486
ITT Corp.	67,300	3,220,978
Parker-Hannifin Corp.	7,600	877,800

		10,899,597

		25,405,941

Utilities - 5.3%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	60,400	3,243,480
Edison International	97,900	5,789,806

		9,033,286

Gas Utilities - 1.6%
Atmos Energy Corp.	55,300	2,795,968
UGI Corp.	79,200	4,196,016

		6,991,984

Independent Power Producers & Energy Traders - 0.9%
Calpine Corp. (a)	157,000	3,731,890

Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	90,400	2,245,536
Public Service Enterprise Group, Inc.	20,900	781,451

		3,026,987

		22,784,147

Consumer Staples - 2.8%
Beverages - 0.1%
Molson Coors Brewing Co.-Class B	5,700	421,515

Food & Staples Retailing - 1.9%
CVS Caremark Corp.	45,900	3,646,755
Kroger Co. (The)	85,100	4,338,398

		7,985,153

Food Products - 0.3%
Archer-Daniels-Midland Co.	24,700	1,231,542

Household Products - 0.5%
Procter & Gamble Co. (The)	27,600	2,293,836

		11,932,046

Telecommunication Services - 2.6%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	224,400	7,845,024

Wireless Telecommunication Services - 0.8%
Vodafone Group PLC (Sponsored ADR)	95,800	3,289,772

		11,134,796

Company	Shares	U.S. $ Value
Materials - 2.2%
Chemicals - 2.0%
CF Industries Holdings, Inc.	2,300	592,641
Eastman Chemical Co.	36,400	3,001,908
LyondellBasell Industries NV-Class A	44,700	5,111,445

		8,705,994

Metals & Mining - 0.2%
Alcoa, Inc.	48,300	802,263

		9,508,257

Total Common Stocks (cost $318,786,106)		419,752,254

SHORT-TERM INVESTMENTS - 2.8%
Investment Companies - 2.8%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.07% (c)(d) (cost $12,141,253)	12,141,253	12,141,253

Total Investments Before Security Lending Collateral for Securities Loaned - 101.1% (cost $330,927,359)		431,893,507

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
Investment Companies - 0.1%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c)(d) (cost $540,500)	540,500	540,500

Total Investments - 101.2% (cost $331,467,859) (e)		432,434,007
Other assets less liabilities - (1.2)%		(5,172,196)

Net Assets - 100.0%		$427,261,811

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	As of August 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $103,028,244 and gross unrealized depreciation of investments was $(2,062,096), resulting in net unrealized appreciation of $100,966,148.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Value Fund

August 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$419,752,254		$	– 0	–	$	– 0	–	$419,752,254
Short-Term Investments	12,141,253			– 0	–		– 0	–	12,141,253
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	540,500			– 0	–		– 0	–	540,500

Total Investments in Securities	432,434,007			– 0	–		– 0	–	432,434,007
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$432,434,007		$	– 0	–	$	– 0	–	$432,434,007

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred during the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 21, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 21, 2014